Earnout Liability - Additional Information (Details) - Business Combination	12 Months Ended
Dec. 31, 2023 $ / shares shares
Loss Contingencies [Line Items]
Earnout deadline date	May 26, 2027
Maximum
Loss Contingencies [Line Items]
Number of earnout securities shareholder entitled to vest if certain share price targets achieved | shares	11,587,500
Share Price Equals or Exceeds 15.00 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 15
Common stock transfers threshold trading days	20 days
Number of consecutive trading days for determining the share price	30 days
Share Price Equals or Exceeds 17.50 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 17.5
Common stock transfers threshold trading days	20 days
Number of consecutive trading days for determining the share price	30 days
Class A Common Stock | Share Price Equals or Exceeds 12.50 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 12.5
Common stock transfers threshold trading days	20 days
Number of consecutive trading days for determining the share price	30 days